Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Components of Change in Other Assets and Liabilities, Net

The components of the change in other assets and liabilities, net, are as follows:

years ended December 31

(add 000)	2016	2015	2014
Other current and noncurrent assets	$9,171	$(3,631)	$8,066
Accrued salaries, benefits and payroll taxes	16,942	(4,854)	11,845
Accrued insurance and other taxes	(2,688)	4,425	(17,641)
Accrued income taxes	(12,523)	(4,364)	27,680
Accrued pension, postretirement and postemployment benefits	(15,955)	(18,153)	1,150
Other current and noncurrent liabilities	(6,053)	(3,014)	(10,681)
Change in other assets and liabilities, net	$(11,106)	$(29,591)	$20,419

Schedule Of Noncash Investing and Financing Activities

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2016	2015	2014
Noncash investing and financing activities:
Accrued liabilities for purchases of property, plant and equipment	$38,566	$22,285	$31,172
Acquisition of assets through capital lease	$1,399	$1,445	$7,788
Acquisition of assets through asset exchange	$—	$5,000	$2,091
Seller financing of land purchase	$—	$—	$1,500
Acquisition of TXI net assets assumed through issuances of common stock and options	$—	$—	$2,691,986

Supplemental Disclosures of Cash Flow Information

Supplemental disclosures of cash flow information are as follows:

years ended December 31

(add 000)	2016	2015	2014
Cash paid for interest	$73,664	$71,011	$81,304
Cash paid for income taxes	$124,342	$46,774	$15,955